Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jun. 19, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 01, 2016
C000209942
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Media Mogul Fund - Class I
C000236314
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Media Mogul Fund - Class A
C000209943
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class I
C000236315
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 29,561	$ 27,308	$ 21,026	$ 22,787	$ 19,704	$ 12,602	$ 13,548		$ 12,372	$ 10,854	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	21,393	14,281	14,366	17,149	13,908	10,158	9,571		9,486	10,854	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	23,292	15,549	15,641	18,671	15,143	11,060	10,420	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	23,292	15,549	15,641	18,671	15,143	11,060	10,420	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	17,280	17,124	15,447	16,264	15,559	9,885	12,152		11,894	10,766	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	17,280	17,124	15,447	16,264	15,559	9,885	12,152		$ 11,894	$ 10,766	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	10,432	10,357	10,225	11,413	12,426	7,870	9,195	10,000
S&P 500 Consumer Staples
Account Value [Line Items]
Account Value	12,841	12,751	12,582	14,046	15,300	9,681	11,324	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	10,432	10,357	10,225	11,413	12,426	7,870	9,195	10,000
S&P 500 Consumer Staples
Account Value [Line Items]
Account Value	$ 12,841	$ 12,751	$ 12,582	$ 14,046	$ 15,300	$ 9,681	$ 11,324	$ 10,000